SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Buildings	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Concentration credit risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2022		2023
	RMB		RMB
Company A	124,319	18.2%	90,171	20.9%
Company B	287,160	42.1%	103,580	24.0%
Company D	2,820	0.4%	66,149	15.3%
Total	414,299	60.7%	259,900	60.2%

Related parties concentration risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2022		2023
	RMB		RMB
Company C	117,944	81.4%	35,385	68.7%
Total	117,944	81.4%	35,385	68.7%